                                                       Deutsche Asset Management
Morgan Grenfell Investment Trust
Global Fixed Income Fund and International Fixed Income Fund
Institutional Class
Supplement dated June 26, 2001 (Replacing Supplement dated May 7, 2001) to Prospectus dated February 28, 2001

BT Investment Funds
Global Equity Fund - Institutional Class
Supplement dated June 26, 2001 (Replacing Supplement dated May 7, 2001) to Prospectus dated December 29, 2000 (As Revised February 28, 2001)

BT Institutional Funds
International Equity Fund - Institutional Class II
Supplement dated June 26, 2001 (Replacing Supplement dated May 7, 2001) to Prospectus dated February 28, 2001

The following replaces the `Buying and Selling Fund Shares -- Minimum Account Investments' section:

Eligibility Requirements

You may buy Institutional Shares if you are any of the following:

 . An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).

 .  An employee benefit plan with assets of at least $50 million.

 . A registered investment adviser or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

 .  A client of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or an employee of Deutsche Bank AG and its affiliates, or the spouse or minor child of an employee.

You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to the Fund. Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

                                                         A Member of the
                                                         Deutsche Bank Group [/]


Investment Minimums

Your initial investment must be at least $250,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived on:

 .  Investment advisory affiliates of Deutsche Banc Alex. Brown, Inc. or the
   Deutsche Asset Management Family of Funds purchasing shares for the accounts of their investment advisory clients.

 .  Defined contribution plans with assets of at least $50 million.

 .  Clients of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

If the value of your account falls below the $250,000 minimum initial investment amount for any reason other than a change in market value, the Fund reserves the right to redeem your shares after giving you 30 days' notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

The following supplements the `Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We do not accept starter checks, third party checks, or checks issued by credit card companies or internet based companies.

              Please Retain This Supplement for Future Reference

SUPPGIFI (06/01)
CUSIPs: 61735K208        61735K505        055922587         055924849

                                                       Deutsche Asset Management


Morgan Grenfell Investment Trust
Fixed Income Fund, Short-Term Fixed Income Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund and High Yield Bond Fund
Institutional Class
Supplement dated June 26, 2001 (Replacing Supplement dated May 7, 2001) to Prospectus dated February 28, 2001

The following replaces the `Annual Fees and Expenses' table, `Expense Example' table and corresponding footnotes in the `Annual Fund Operating Expenses' section for the Short-Term Fixed Income Fund:


ANNUAL FEES AND EXPENSES
-------------------------------------------------------------------------------------------------------------
                                                          Percentage of Average
                                                             Daily Net Assets
-------------------------------------------------------------------------------------------------------------
Management Fees                                                    0.40%
-------------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                              None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                     0.47%
-------------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses                                      0.87%
-------------------------------------------------------------------------------------------------------------
Less: Fee Waivers and/or Expense Reimbursements                   (0.32%)
-------------------------------------------------------------------------------------------------------------
Net Expenses                                                       0.55%/1/
-------------------------------------------------------------------------------------------------------------


EXPENSE EXAMPLE/2/
------------------------------------------------------------------------------------------------------------
1 year                              3 years                     5 years                    10 years
------------------------------------------------------------------------------------------------------------
 $56                                 $246                         $451                       $1,043
------------------------------------------------------------------------------------------------------------

/1/ Based on the actual expenses for the year ended October 31, 2000, restated to reflect current expenses. The investment adviser and administrator have contractually agreed, for the 16-month period from the Fund's fiscal year end of October 31, 2000, to waive their fees and/or reimburse expenses so that expenses will not exceed 0.55%.

/2/ For the first 12 months, the expense example takes into account the fee waivers and/or reimbursements.

The following replaces the `Annual Fees and Expenses' table, `Expense Example' table and corresponding footnotes in the `Annual Fund Operating Expenses' section for the Municipal Bond Fund:


ANNUAL FEES AND EXPENSES
-------------------------------------------------------------------------------------------------------------
                                                            Percentage of Average
                                                               Daily Net Assets
-------------------------------------------------------------------------------------------------------------
Management Fees                                                    0.40%
-------------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                              None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                     0.19%
-------------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses                                      0.59%
-------------------------------------------------------------------------------------------------------------
Less: Fee Waivers and/or Expense Reimbursements                   (0.04%)
-------------------------------------------------------------------------------------------------------------
Net Expenses                                                       0.55%/1/
-------------------------------------------------------------------------------------------------------------


                                                         A Member of the
                                                         Deutsche Bank Group [/]



EXPENSE EXAMPLE/2/
------------------------------------------------------------------------------------------------------------
1 year                              3 years                     5 years                    10 years
------------------------------------------------------------------------------------------------------------
 $56                                  $185                        $325                        $734
------------------------------------------------------------------------------------------------------------

/1/ The investment adviser and administrator have contractually agreed, for the 16-month period from the Fund's fiscal year end of October 31, 2000, to waive their fees and/or reimburse expenses so that expenses will not exceed 0.55%.

/2/ For the first 12 months, the expense example takes into account the fee waivers and/or reimbursements.

The following supplements the `Financial Highlights' table for the Municipal Bond Fund:

For the year ended October 31, 2000, the ratio of expenses to average net assets (including expense limitations and including interest expense) was 0.55%.

For the year ended October 31, 2000, the ratio of expenses to average net assets (excluding expense limitations and including interest expense) was 0.59%.

Effective June 30, 2001, the following replaces the third sentence in the `Total Returns, After Fees and Expenses' section for the Short-Term Municipal Bond
Fund:

The table compares the average annual return of the Fund's Institutional Class shares with that of the Lehman Brothers One-Year General Obligation Municipal Bond Index and the iMoneyNet All Tax-Free Money Funds Average (formerly the IBC Financial All Tax-Free Average) over the last one and five years and since inception of Institutional Class Shares of the Fund. The Fund has changed its primary benchmark from the iMoneyNet Average to the Lehman Brothers Index because the Lehman Brothers Index more accurately reflects the duration and composition of the Fund.

The Lehman Brothers One-Year General Obligation Municipal Bond Index is a total return benchmark designed for short-term municipal assets. The index includes bonds with a minimum credit rating of BAA3 by Standard & Poor's, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have a maturity of one to two years, are backed by the full faith and credit of an issuer with taxing power, and have been issued after December 31, 1990.

Effective June 30, 2001, the following replaces the second chart in the `Total Returns, After Fees and Expenses' section for the Short-Term Municipal Bond
Fund:


Performance for the Period Ended December 31, 2000
--------------------------------------------------------------------------------------------------------------------------
                                                             1 Year                  5 Years             Since Inception
                                                                                                         (March 6, 1995)
--------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Bond Fund - Institutional Class          6.34%                   5.01%                   5.31%
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers 1 Year General Obligation Index/1/           10.98%                   4.44%                   4.66%
--------------------------------------------------------------------------------------------------------------------------
iMoneyNet All Tax-Free Money Funds Average/2/                 3.54%                   3.07%                   3.12%
--------------------------------------------------------------------------------------------------------------------------

/1/ Lehman Brothers Index since inception returns are calculated from February 28, 1995.

/2/ iMoneyNet All Tax-Free Money Funds Average returns are calculated from February 28, 1995.

The following replaces the `Annual Fees and Expenses' table, `Expense Example' table and corresponding footnotes in the `Annual Fund Operating Expenses' section for the Short-Term Municipal Bond Fund:


ANNUAL FEES AND EXPENSES
-------------------------------------------------------------------------------------------------------------
                                                            Percentage of Average
                                                               Daily Net Assets
-------------------------------------------------------------------------------------------------------------
Management Fees                                                    0.40%
-------------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                              None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                     0.31%
-------------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses                                      0.71%
-------------------------------------------------------------------------------------------------------------
Less: Fee Waivers and/or Expense Reimbursements                   (0.16%)
-------------------------------------------------------------------------------------------------------------
Net Expenses                                                       0.55%/1/
-------------------------------------------------------------------------------------------------------------


EXPENSE EXAMPLE/2/
------------------------------------------------------------------------------------------------------------
1 year                              3 years                     5 years                    10 years
------------------------------------------------------------------------------------------------------------
 $56                                  $211                        $379                        $867
------------------------------------------------------------------------------------------------------------

/1/ The investment adviser and administrator have contractually agreed, for the 16-month period from the Fund's fiscal year end of October 31, 2000, to waive their fees and/or reimburse expenses so that expenses will not exceed 0.55%.

/2/ For the first 12 months, the expense example takes into account the fee waivers and/or reimbursements.

The following replaces the `Annual Fund Operating Expenses' table, `Expense Example' table and corresponding footnotes in the `Annual Fund Operating Expenses' section for the High Yield Bond Fund:


ANNUAL FEES AND EXPENSES
-------------------------------------------------------------------------------------------------------------
                                                           Percentage of Average
                                                              Daily Net Assets
-------------------------------------------------------------------------------------------------------------
Management Fees                                                    0.50%
-------------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                              None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                     0.22%
-------------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses                                      0.72%
-------------------------------------------------------------------------------------------------------------
Less: Fee Waivers and/or Expense Reimbursements                   (0.04%)
-------------------------------------------------------------------------------------------------------------
Net Expenses                                                       0.68%/2/
-------------------------------------------------------------------------------------------------------------


EXPENSE EXAMPLE/3/
------------------------------------------------------------------------------------------------------------
1 year                              3 years                     5 years                    10 years
------------------------------------------------------------------------------------------------------------
 $69                                 $226                        $397                         $891
------------------------------------------------------------------------------------------------------------

/2/ The investment adviser and administrator have contractually agreed, for the 16-month period from the Fund's fiscal year end of October 31, 2000, to waive their fees and/or reimburse expenses so that expenses will not exceed 0.65%. This waiver excludes 0.03% of interest charges on fund borrowings.

/3/ For the first 12 months, the expense example takes into account the fee waivers and/or reimbursements.

The following replaces the `Buying and Selling Fund Shares -- Minimum Account Investments' section:

Eligibility Requirements

You may buy Institutional Shares if you are any of the following:

 . An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).

 .  An employee benefit plan with assets of at least $50 million.

 . A registered investment adviser or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

 .  A client of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or an employee of Deutsche Bank AG and its affiliates, or the spouse or minor child of an employee.

You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to the Fund. Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

Your initial investment must be at least $250,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived on:

 .  Investment advisory affiliates of Deutsche Banc Alex. Brown, Inc. or the
   Deutsche Asset Management Family of Funds purchasing shares for the accounts of their investment advisory clients.

 .  Defined contribution plans with assets of at least $50 million.

 .  Clients of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

If the value of your account falls below the $250,000 minimum initial investment amount for any reason other than a change in market value, the Fund reserves the right to redeem your shares after giving you 30 days' notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

The following supplements the `Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We do not accept cash, starter checks, third party checks, or checks issued by credit card companies or internet based companies.

              Please Retain This Supplement for Future Reference

SUPPDOMINST (06/01)
CUSIPs:
61735K836           61735K801          61735K828           61735K794
61735K646

                                                       Deutsche Asset Management


Fixed Income Fund, Short-Term Municipal Bond Fund, Municipal Bond Fund and High Yield Bond Fund
Investment Class

Supplement dated June 26, 2001 (Replacing Supplement dated May 7, 2001) to Prospectus dated February 28, 2001

The following replaces footnote one to the `Annual Fees and Expenses' table in the `Annual Fund Operating Expenses' section for the Fixed Income Fund:

The investment adviser and administrator have contractually agreed, for the 16-month period from the Fund's fiscal year end of October 31, 2000, to waive their fees and/or reimburse expenses so that expenses will not exceed 0.80%.

The following replaces the `Annual Fees and Expenses' table, `Expense Example' table and corresponding footnotes in the `Annual Fund Operating Expenses' section for the Municipal Bond Fund:


ANNUAL FEES AND EXPENSES
-------------------------------------------------------------------------------------------------------------
                                                           Percentage of Average
                                                              Daily Net Assets
-------------------------------------------------------------------------------------------------------------
Management Fees                                                    0.40%
-------------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                              None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                     0.43%
-------------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses                                      0.83%
-------------------------------------------------------------------------------------------------------------
Less: Fee Waivers and/or Expense Reimbursements                   (0.03%)
-------------------------------------------------------------------------------------------------------------
Net Expenses                                                       0.80%/1/
-------------------------------------------------------------------------------------------------------------


EXPENSE EXAMPLE/2/
------------------------------------------------------------------------------------------------------------
1 year                              3 years                     5 years                    10 years
------------------------------------------------------------------------------------------------------------
 $82                                  $262                        $458                      $1,023
------------------------------------------------------------------------------------------------------------

/1/ Based on actual expenses for the fiscal year ended October 31, 2000, restated to reflect actual expenses. The investment adviser and administrator have contractually agreed, for the 16-month period from the Fund's fiscal year end of October 31, 2000, to waive their fees and/or reimburse expenses so that expenses will not exceed 0.80%.

/2/ For the first 12 months, the expense example takes into account the fee waivers and/or reimbursements.


                                                         A Member of the
                                                         Deutsche Bank Group [/]

Effective June 30, 2001, the following replaces the third sentence in the `Total Returns, After Fees and Expenses' section for the Short-Term Municipal Bond
Fund:

The table compares the average annual return of the Fund's Institutional Class shares with that of the Lehman Brothers One-Year General Obligation Municipal Bond Index and the iMoneyNet All Tax-Free Money Funds Average (formerly the IBC Financial All Tax-Free Average) over the last one and five years and since inception of Institutional Class Shares of the Fund. The Fund has changed its primary benchmark from the iMoneyNet Average to the Lehman Brothers Index because the Lehman Brothers Index more accurately reflects the duration and composition of the Fund.

The Lehman Brothers One-Year General Obligation Municipal Bond Index is a total return benchmark designed for short-term municipal assets. The index includes bonds with a minimum credit rating of BAA3 by Standard & Poor's, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have a maturity of one to two years, are backed by the full faith and credit of an issuer with taxing power, and have been issued after December 31, 1990.

Effective June 30, 2001, the following replaces the second chart and corresponding footnotes in the `Total Returns, After Fees and Expenses' section for the Short-Term Municipal Bond Fund:


Performance for the Period Ended December 31, 2000
-----------------------------------------------------------------------------------------------------------------------
                                                                              Average Annual Returns
-----------------------------------------------------------------------------------------------------------------------
                                                                     1 Year                     Since Inception
                                                                                               (December 3, 1997)
-----------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Bond Fund - Investment Class                    6.18%                            4.20%
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers 1 Year General Obligation Index/1/                  10.98%                            4.41%
-----------------------------------------------------------------------------------------------------------------------
iMoneyNet All Tax-Free Money Funds Average/2/                        3.54%                            3.08%
-----------------------------------------------------------------------------------------------------------------------

/1/ Lehman Brothers Index since inception returns are calculated from November 30, 1997.

/2/ iMoneyNet All Tax-Free Money Funds Average returns are calculated from November 30, 1997.

The following replaces the `Annual Fees and Expenses' table, `Expense Example' table and corresponding footnotes in the `Annual Fund Operating Expenses' section for the Short-Term Municipal Bond Fund:


ANNUAL FEES AND EXPENSES
-------------------------------------------------------------------------------------------------------------
                                                           Percentage of Average
                                                              Daily Net Assets
-------------------------------------------------------------------------------------------------------------
Management Fees                                                    0.40%
-------------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                              None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                     0.56%
-------------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses                                      0.96%
-------------------------------------------------------------------------------------------------------------
Less: Fee Waivers and/or Expense Reimbursements                   (0.16%)
-------------------------------------------------------------------------------------------------------------
Net Expenses                                                       0.80%/1/
-------------------------------------------------------------------------------------------------------------


EXPENSE EXAMPLE/2/
------------------------------------------------------------------------------------------------------------
1 year                              3 years                     5 years                    10 years
------------------------------------------------------------------------------------------------------------
 $82                                 $290                        $515                       $1,163
------------------------------------------------------------------------------------------------------------

/1/ The investment adviser and administrator have contractually agreed, for the 16-month period from the Fund's fiscal year end of October 31, 2000, to waive their fees and/or reimburse expenses so that expenses will not exceed 0.80%.

/2/ For the first 12 months, the expense example takes into account the fee waivers and/or reimbursements.

The following replaces the `Annual Fund Operating Expenses' table, `Expense Example' table and corresponding footnotes in the `Annual Fund Operating Expenses' section for the High Yield Bond Fund:


ANNUAL FEES AND EXPENSES
-------------------------------------------------------------------------------------------------------------
                                                           Percentage of Average
                                                              Daily Net Assets
-------------------------------------------------------------------------------------------------------------
Management Fees                                                    0.50%
-------------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                              None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                     0.47%
-------------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses                                      0.97%
-------------------------------------------------------------------------------------------------------------
Less: Fee Waivers and/or Expense Reimbursements                   (0.04%)
-------------------------------------------------------------------------------------------------------------
Net Expenses                                                       0.93%/2/
-------------------------------------------------------------------------------------------------------------


EXPENSE EXAMPLE/3/
------------------------------------------------------------------------------------------------------------
1 year                              3 years                     5 years                    10 years
------------------------------------------------------------------------------------------------------------
 $95                                 $305                        $532                       $1,186
------------------------------------------------------------------------------------------------------------

/2/ The investment adviser and administrator have contractually agreed, for the 16-month period from the Fund's fiscal year end of October 31, 2000, to waive their fees and/or reimburse expenses so that expenses will not exceed 0.90%. This waiver excludes 0.03% of interest charges on fund borrowings.

/3/ For the first 12 months, the expense example takes into account the fee waivers and/or reimbursements.

The following supplements the `Financial Highlights' table for the High Yield Bond Fund:

For the year ended October 31, 2000, the ratio of expenses to average net assets (including expense limitations and including interest expense) was 0.93%.

For the year ended October 31, 2000, the ratio of expenses to average net assets (excluding expense limitations and including interest expense) was 0.97%.

The following replaces the `Buying and Selling Fund Shares - Minimum Account Investments' section:

Minimum Account Investments

Initial investment                                                                                               $2,000
Subsequent investments                                                                                           $  100
IRA account, initial investment                                                                                  $1,000
Initial investment for shareholders of other Deutsche Asset Management Funds' Investment Class Shares            $  500

Automatic investing plan, initial investment                                                                     $  250
      Bi-weekly or monthly plan subsequent investments                                                           $  100
      Quarterly plan subsequent investments                                                                      $  250
      Semi-annual plan subsequent investments                                                                    $  500
Minimum investment for qualified retirement plans (such as 401(k), pension or profit sharing plans)              $    0

Account balance:
        Non-retirement account                                                                                   $  500
        IRA account                                                                                              $    0

Accounts opened through a service agent may have different minimum investment amounts. The Fund and its service providers reserve the right, from time to time in their discretion, to waive or reduce the investment minimum.

The following supplements the `Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We do not accept cash, starter checks, third party checks, or checks issued by credit card companies or internet based companies.

              Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPPDOMINV (06/01)
CUSIPs:
61735K760            61735K737             61735K729              61735K596

                                                       Deutsche Asset Management


International Select Equity Fund, European Equity Fund, International Small Cap Equity Fund and Emerging Markets Equity Fund
Institutional Class
Supplement dated June 26, 2001 (Replacing Supplements dated May 7, 2001) to Prospectus dated February 28, 2001

The following replaces the `Annual Fees and Expenses' table, `Expense Example' and corresponding footnotes in the `Annual Fund Operating Expenses' section for the International Select Equity Fund:


ANNUAL FEES AND EXPENSES
-------------------------------------------------------------------------------------------------------------
                                                             Percentage of Average
                                                                Daily Net Assets
-------------------------------------------------------------------------------------------------------------
Management Fees                                                    0.70%
-------------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                              None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                     0.42%
-------------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses                                      1.13%/1/
-------------------------------------------------------------------------------------------------------------


EXPENSE EXAMPLE/2/
------------------------------------------------------------------------------------------------------------
1 year                              3 years                     5 years                    10 years
------------------------------------------------------------------------------------------------------------
 $114                                 $356                        $617                       $1,363
------------------------------------------------------------------------------------------------------------

/1/ Based on actual expenses for the year ended October 31, 2000, restated to reflect current expenses. The investment adviser and administrator have contractually agreed, for the 16-month period from the Fund's fiscal year end of October 31, 2000, to waive their fees and/or reimburse expenses so that expenses will not exceed 1.25%.

/2/ For the first 12 months, the expense example takes into account the fee waivers and/or reimbursements.

The following replaces the `Portfolio Managers' section for the Emerging Markets Equity Fund:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Matthew Linsey, Head of Emerging Markets, Deutsche Asset Management Investment Services Limited and Lead Manager of the Fund

 .  Joined the investment adviser in 2000
 .  London emerging markets equities, Investment Manager and Global Strategist,
   Baring Asset Management; 1997 to 2000
 .  Luxembourg Emerging Markets Equities--Senior Fund Manager, ING Investment
   Management; 1994-1997
 . London and Hong Kong Global fund manager, Chase Asset Management; 1989-1994 . 16 years of investment industry experience
 .  MBA, University of Michigan
 .  BA, Economics, Rutgers University, Magna Cum Laude



                                                         A Member of the
                                                         Deutsche Bank Group [/]


Gavin Grant, Fund Manager, Deutsche Asset Management and Co-Manager of the Fund

 .  Joined the investment adviser in 1997
 . Prior to that, portfolio manager, Edinburgh Fund Managers; 1991-1997 . 9 years of investment industry experience
 .  Analyst with an emphasis on the Latin American markets
 .  Member of UK Society of Investment Professionals
 .  MA, Investment Analysis, Stirling University

Anish Mathew, Fund Manager, Deutsche Asset Management and Co-Manager of the Fund

 .  Joined the investment adviser in 1994
 .  Prior to that, responsible for the Bombay research team, James Capel;
   1992-1994
 .  11 years of investment industry experience
 .  India, Korea and Philippines analyst
 .  MBA, Xavier Institute of Management; B.Com (Hons), Delhi University

Davina Richardson, Fund Manager, Deutsche Asset Management and Co-Manager of the Fund

 .  Joined the investment adviser in 1998
 .  3 years of investment industry experience
 .  Analyst with an emphasis on African markets
 .  MA, Economics, University of Edinburgh

Christopher Turner, Fund Manager, Deutsche Asset Management and Co-Manager of the Fund

 .  Joined the investment adviser in 1990
 .  Prior to that, portfolio manager and analyst, Life Assurance Society;
   1986-1990
 .  15 years of investment industry experience
 .  Focus on European emerging markets
 .  Mathematics Degree, London University

The following replaces the `Buying and Selling Fund Shares -- Minimum Account Investments' section:

Eligibility Requirements

You may buy Institutional Shares if you are any of the following:

 . An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).

 .  An employee benefit plan with assets of at least $50 million.

 . A registered investment adviser or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

 .  A client of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or an employee of Deutsche Bank AG and its affiliates, or the spouse or minor child of an employee.

You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to the Fund. Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

Your initial investment must be at least $250,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived on:

 .  Investment advisory affiliates of Deutsche Banc Alex. Brown, Inc. or the
   Deutsche Asset Management Family of Funds purchasing shares for the accounts of their investment advisory clients.

 .  Defined contribution plans with assets of at least $50 million.

 .  Clients of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

If the value of your account falls below the $250,000 minimum initial investment amount for any reason other than a change in market value, the Fund reserves the right to redeem your shares after giving you 30 days' notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

The following supplements the `Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We do not accept cash, starter checks, third party checks, or checks issued by credit card companies or internet based companies.

              Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPPIEINST (6/01)
CUSIPs:
61735K604           61735K307           61735K406            61735K109

                                                       Deutsche Asset Management


High Yield Bond Fund
Premier Class

Supplement dated June 26, 2001 to Prospectus dated February 28, 2001

The following replaces the `Annual Fund Operating Expenses' table, `Expense Example' table and corresponding footnotes in the `Annual Fund Operating Expenses' section:


ANNUAL FEES AND EXPENSES
-------------------------------------------------------------------------------------------------------------
                                                           Percentage of Average
                                                              Daily Net Assets
-------------------------------------------------------------------------------------------------------------
Management Fees                                                    0.50%
-------------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                              None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                     0.22%
-------------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses                                      0.72%/1/
-------------------------------------------------------------------------------------------------------------
Less: Fee Waivers and/or Expense Reimbursements                   (0.19%)
-------------------------------------------------------------------------------------------------------------
Net Expenses                                                       0.53%/2/
-------------------------------------------------------------------------------------------------------------


EXPENSE EXAMPLE/3/
------------------------------------------------------------------------------------------------------------
1 year                              3 years                     5 years                    10 years
------------------------------------------------------------------------------------------------------------
 $54                                 $211                        $382                        $877
------------------------------------------------------------------------------------------------------------

/1/ Expenses are based on the actual expenses of the Institutional Class because Premier Class shares are a new class of shares that do not have a full year of operating history. For the fiscal year ended October 31, 2000, Other Expenses and Total Fund Operating Expenses were 0.22% and 0.72%, respectively, of the average daily assets of the Institutional Class shares.

/2/ The investment adviser and administrator have contractually agreed, for the 16-month period from the Fund's fiscal year end of October 31, 2000, to waive their fees and/or reimburse expenses so that expenses will not exceed 0.50%. This waiver excludes 0.03% of interest charges on fund borrowings.

/3/ For the first 12 months, the expense example takes into account the fee waivers and/or reimbursements.

              Please Retain This Supplement for Future Reference

SUPP977 (06/01)
CUSIPs: 61735K547


                                                         A Member of the
                                                         Deutsche Bank Group [/]

                                                       Deutsche Asset Management


International Select Equity Fund and European Equity Fund
Investment Class

Supplement dated June 26, 2001 (Replacing Supplement dated May 7, 2001) to Prospectus dated February 28, 2001

The following replaces the `Buying and Selling Fund Shares - Minimum Account Investments' section:

Minimum Account Investments

Initial investment                                                                                               $2,000
Subsequent investments                                                                                           $  100
IRA account, initial investment                                                                                  $1,000
Initial investment for shareholders of other Deutsche Asset Management Funds' Investment Class Shares            $  500

Automatic investing plan, initial investment                                                                     $  250
      Bi-weekly or monthly plan subsequent investments                                                           $  100
      Quarterly plan subsequent investments                                                                      $  250
      Semi-annual plan subsequent investments                                                                    $  500
Minimum investment for qualified retirement plans (such as 401(k), pension or profit sharing plans)              $    0

Account balance:
        Non-retirement account                                                                                   $  500
        IRA account                                                                                              $    0

Accounts opened through a service agent may have different minimum investment amounts. The Fund and its service providers reserve the right, from time to time in their discretion, to waive or reduce the investment minimum.

The following supplements the `Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We do not accept starter checks, third party checks, or checks issued by credit card companies or internet based companies.

              Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPPISEEE (6/01)
CUSIPs:   61735K695             61735K679


                                                         A Member of the
                                                         Deutsche Bank Group [/]